Inventories	12 Months Ended
Dec. 31, 2013
Inventories
Inventories

5.  Inventories

Inventories consisted of the following:

	December 31,
	2013	2012
New vehicles	$1,709.4	$1,397.4
Used vehicles	585.5	477.0
Commercial vehicles	126.9	—
Parts, accessories and other	96.5	84.9

Total inventories	$2,518.3	$1,959.3

We receive credits from certain vehicle manufacturers that reduce cost of sales when the vehicles are sold. Such credits amounted to $34.7 million, $31.0 million, and $27.1 million during the years ended December 31, 2013, 2012, and 2011, respectively.